Leases - Future minimum lease payments (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 CNY (¥)
Future minimum lease payments
2023	¥ 17,210		¥ 35,354
2024	23,552		19,413
2025	29,663		19,222
2026	22,237		12,268
2027	18,604		8,644
2028 and thereafter	77,857		36,162
Total lease payments	189,123		131,063
Less imputed interest	(50,623)		(31,185)
Present value of lease liabilities	138,500		99,878
Current portion	30,189	$ 4,163	31,110	$ 4,290	¥ 42,094
Operating lease liabilities, non-current	¥ 108,311	$ 14,937	¥ 68,768	$ 9,484	¥ 46,250